Revenue (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue from contracts with customers

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Sale of power	47,673	58,990	70,530	858
Sale of services - management shared services	14	—	—	—
Engineering, procurement and construction service	434	295	22	0
Transmission line projects (refer Note 60)	-	-	7,557	92
Sale of services - operation and maintenance services	37	0	—	—
Sale of services - consultancy service	—	—	27	0
Others	29	64	87	1
Revenue from contracts with customers	48,187	59,349	78,223	952

Summary of Contract balance

	As at April 1,	As at March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Trade receivables (refer Note 9)	35,980	45,825	30,687	373
Contract assets (refer Note 60)	—	—	7,711	94
Contract liabilities*	1,425	—	—	—

*Reversed during the year ended March 31, 2022